Fair Value Measurements - Schedule by Balance Sheet Grouping (Detail) - USD ($) $ in Millions	Mar. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Level 1 [member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 2,512		$ 2,516		$ 1,560
Level 2 [member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	580		782		287
Restricted cash equivalents	12		11		18
Interest rate swaps	7		12		15
Level 3 [member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	3,996		4,006		4,222
Carrying value [member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	580		782		287
Restricted cash equivalents	12		11		18
Long-term debt	6,370	[1]	6,369	[1],[2]	5,647	[2]
Interest rate swaps	$ 7		$ 12		$ 15

[1]	Carrying value includes unamortized deferred financing costs and discount. The carrying values and fair values exclude capital lease obligations and other debt.
[2]	The carrying value includes unamortized deferred financing costs and discount. The carrying values and fair values exclude capital lease obligations and other debt.